CAPITAL STOCK	9 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Equity [Abstract]
CAPITAL STOCK

NOTE 5 – CAPITAL STOCK

Common Stock

The Company has 100,000,000 common shares and 15,000,000 preferred shares authorized and 47,646,441 common shares were issued and outstanding as of September 30, 2012.  No preferred shares were issued and outstanding as of September 30, 2012.

Stock issuances during the nine months ended September 30, 2012 consisted of the following:

On February 11, 2012, the Board of Directors authorized the issuance of 1,000,000 shares of restricted common stock valued at $1.07 as of the date of the agreement, to Lagoon Labs, LLC in exchange for consultations with management as well as providing investor communications and public relations, with an emphasis on digital and social media, for 12 months.  The shares were issued on March 23, 2012. See Note 10 – Prepaid Expense.

On February 17, 2012, 83,350 shares belonging to IFMT, Inc. were returned to the transfer agent and canceled.  The shares were originally issued as part of the Usee transaction which was subsequently terminated.  Prior to the reverse merger with HPEV, Inc., the Company entered into an acquisition agreement with Usee, Inc. and Usee CA, Inc.  Upon further due diligence investigation, the Company cancelled the agreement and all the shares were required to be returned.

On April 5, 2012, a Certificate of Amendment to the Articles of Incorporation was filed with the Nevada Secretary of State noting the increase in authorized common stock to 100,000,000 shares.

On April 13, 2012, Judson Bibb returned the 5,000,000 shares he had received from Phoenix Productions and Entertainment Group (PPEG) back to PPEG resulting in a reversal of the expense in the quarter ending March 31, 2012.

On June 8, 2012, the Board of Directors authorized the issuance of 26,666 shares of restricted common stock valued at $0.75 to Wayne Wilcox of Geartech Heavy Duty in lieu of payment for work performed on a component of the initial hybrid conversion vehicle. The Board of Directors also authorized the issuance of 10,000 shares of restricted common stock valued at $0.50 to an accredited investor in exchange for $5,000 in funding.

3.	STOCKHOLDER’S EQUITY

The Company has 95,000,000 common shares and 10,000,000 preferred shares authorized and 48,613,125 and 0, respectively, issued and outstanding as of December 31, 2011.

On April 1, 2011, 1,100,000 Z3E common shares valued at $0.70 per share as of the date of the agreement were issued to Brian Duffy in exchange for his consulting services.

On March 29, 2011, Z3 Enterprises entered into a Share Exchange Agreement to acquire 100 shares, constituting all of the issued and outstanding shares of HPEV Inc. (“HPEV”) in consideration for the issuance of 22,000,000 shares of Z3E common stock.  For accounting purposes, the acquisition of HPEV, Inc. by Z3 Enterprises, Inc. has been recorded as a reverse acquisition of a public company and recapitalization of Z3 Enterprises, Inc. based on factors demonstrating that HPEV represents the accounting acquirer.

On April 4, 2011, 21,880,000 shares out of the 22,000,000 shares of Z3E common stock were issued to Tim Hassett, Quentin Ponder, Mark Hodowanec and Darren Zellers. The remaining 120,000 shares were issued on December 14, 2011 to Quentin Ponder and Darren Zellers.

Prior to the reverse merger, Z3E had 23,956,690 common shares outstanding. Due to the recapitalization of Z3E with HPEV, the shares were deemed issued as of April 15, 2011 as part of the reverse merger and recapitalization. The value of the shares was based on the net asset value of Z3E as of April 15, 2011, the date the merger was deemed closed.

On May 11, 2011, 1,823,185 common shares valued at $0.75 per share as of the date of the agreement were issued to Capital Group Communication, Inc. in exchange for investor relations services covering a period of twenty four-months valued at $1,367,389.

On September 17, 2010, prior to the reverse merger with HPEV, Inc. the Company entered into an acquisition agreement with Usee.  As part of the agreement 10,500,000 shares were issued to the share holders of Usee.  Upon further due diligence investigation the Company cancelled the agreement and all the shares were required to be returned.  On May 2, 2011 8,369,310 shares belonging to Usee, Inc, were returned to the transfer agent, canceled and assigned a value of zero. The remaining shares were written off by Z3 prior to its merger with HPEV, Inc. On October 21, 2011, 416,750 shares belonging to IFMT, Inc. were returned to the transfer agent, canceled and assigned a value of zero.  The shares were originally issued as part of the Usee transaction which was subsequently terminated.

On November 1, 2011, the Board of Directors authorized the issuance of 150,000 shares of restricted common stock to an accredited investor in exchange for $50,000 in financing.

On October 31, 2011 stock options to purchase 200,000 shares at $0.55 were issued to The Crone Law Group, these options were issued in order to satisfy a penalty services rendered and payments defrayed.  These options were valued at $108,420 using a black sholes valuation model.

On October 21, 2011 Judson Bibb, Director received 5,000,000 shares from Phoenix Productions and Entertainment Group, Inc., a shareholder of the Company’s Common stock.  This stock transfer was deemed to serve as compensation for services performed for the company in previous periods. The shares were valued based on the market closing price of the Company’s common stock as of October 21, 2011, date shares were transferred, resulting in a value of $2,650,000.